Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Other Current Liabilities [Line Items]
Day 1 gain deferred revenue - current portion	$ (12,783)	$ (38,242)
Deferred operating cost and revenue	(4,220)	(5,584)
Current portion of operating lease liability	(2,699)	(3,076)
Liability for legacy UK tax leases (note 22)	0	(71,739)
Other	(2,800)	(454)
Other current liabilities	(35,155)	(136,483)
Other non-current liabilities	92,187	93,159
Interest Rate Swap
Other Current Liabilities [Line Items]
Interest rate swaps valuation	0	(17,300)
Oil
Other Current Liabilities [Line Items]
Day 1 gain deferred revenue - current portion	(10,000)
Gas
Other Current Liabilities [Line Items]
Day 1 gain deferred revenue - current portion	(2,800)
Contract with Customer, Liability, Noncurrent	8,600
Commodity Swap
Other Current Liabilities [Line Items]
Interest rate swaps valuation	$ (12,653)	$ (88)